International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income (Tables)	12 Months Ended
Dec. 31, 2015
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income
Schedule of condensed statements of income of Parent Company

(Dollars in Thousands)

	2015	2014	2013
Income:
Dividends from subsidiaries	$51,575	$71,389	$30,000
Interest income on notes receivable	7	15	18
Interest income on other investments	5,738	6,862	12,301
Other	3,442	1,923	26
Total income	60,762	80,189	42,345
Expenses:
Interest expense (Debentures)	4,099	4,264	4,665
Other	3,037	1,099	1,889
Total expenses	7,136	5,363	6,554
Income before federal income taxes and equity in undistributed net income of subsidiaries	53,626	74,826	35,791
Income tax expense (benefit)	386	1,370	2,529
Income before equity in undistributed net income of subsidiaries	53,240	73,456	33,262
Equity in undistributed (distributed) net income of subsidiaries	83,486	79,695	93,089
Net income	$136,726	$153,151	$126,351